UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Wolf Fund Management Ltd.

Address:      850 Third Avenue, 10th Floor
              New York, New York 10022

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shyam Srinivasan
Title:     Chief Financial Officer
Phone:     212-201-2640


Signature, Place and Date of Signing:

/s/ Shyam Srinivasan            New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $ 194,346
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.       028-14292                  Wolf Opportunity Fund, Ltd.


                                                         FORM 13F INFORMATION TABLE


COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7         COLUMN 8

                                                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE      SHARED    NONE
--------------           ---------------  ------     --------- --------  --- ----   -----------  --------- -----     -------   ----
BLACKSTONE GROUP L P     COM UNIT LTD     09253U108   2,112      161,589 SH         SOLE                     161,589
CISCO SYS INC            COM              17275R102  85,613    4,986,200 SH         SOLE                   4,986,200
EURONET WORLDWIDE INC    COM              298736109   9,235      541,011 SH         SOLE                     541,011
HEWLETT PACKARD CO       COM              428236103  22,112    1,099,529 SH         SOLE                   1,099,529
MORGAN STANLEY           COM NEW          617446448  63,822    4,374,400 SH         SOLE                   4,374,400
OWENS ILL INC            COM NEW          690768403   9,825      512,500 SH         SOLE                     512,500
SMART TECHNOLOGIES INC   CL A SUB VTG S   83172R108   1,627      893,697 SH         SOLE                     893,697



SK 21952 0001 1312128